Equity (Details)							12 Months Ended
		Jan. 16, 2026 USD ($) $ / shares shares	Dec. 30, 2025 USD ($) $ / shares shares	Dec. 30, 2025 HKD ($)	Apr. 19, 2025 USD ($) $ / shares shares	Jan. 20, 2025 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Apr. 26, 2025 $ / shares shares	Apr. 16, 2025 $ / shares shares	Dec. 30, 2024 $ / shares shares	May 18, 2024 $ / shares shares	May 08, 2024 $ / shares	Dec. 31, 2022 shares
Equity [Line Items]
Ordinary shares, shares authorized	[1]						78,125,000	78,125,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]						$ 0.00064	$ 0.00064
Ordinary shares, shares issued	[1]						1,666,250	1,562,500
Gross proceeds (in Dollars) | $							$ 4,424,321
Ordinary shares, shares outstanding	[1]						1,666,250	1,562,500
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 1
Shares issued							49,999
Ordinary shares, shares issued							26,660,000	25,000,000
Share split ordinary shares						25,000
Ordinary shares, shares outstanding	[2]						1,666,250	1,562,500	157,812						157,812
Underwriting Agreement [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.00004
Ordinary shares, shares issued											1,500,000
Everbright Global [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 1
Ordinary shares, shares issued			619
Total consideration			$ 358,056	$ 2,800,000
Everbright Global [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued			280
Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00064
Ordinary shares, shares issued		26,660,000
Ordinary shares, shares outstanding		1,666,250
stock split		ordinary shares at a ratio of 1-for-16;
CAYMAN ISLANDS
Equity [Line Items]
Ordinary shares, shares authorized							1						50,000
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 1
Minimum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 1
Share capital						50,000
Minimum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Share capital						50,000
Dividend shares						50,000
Minimum [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, shares authorized		78,125,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00064
Ordinary shares, shares issued		1,666,250
Ordinary shares, shares outstanding		1,666,250
Maximum [Member]
Equity [Line Items]
Dividend shares						1,250,000,000
Maximum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized						1,250,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.00004
Maximum [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, shares authorized		1,250,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00004
Ordinary shares, shares issued		26,660,000
Ordinary shares, shares outstanding		26,660,000
Everbright Global [Member]
Equity [Line Items]
Ordinary shares, shares authorized												619
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 1		$ 1
Ordinary shares, shares outstanding								25,000,000
Everbright Global [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized												280
Ordinary shares, shares outstanding							26,660,000
Pari-passu [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 1
IPO [Member]
Equity [Line Items]
Ordinary shares, shares issued										49,900
IPO [Member] | Underwriting Agreement [Member]
Equity [Line Items]
Offering price (in Dollars per share) | $ / shares											$ 4
IPO [Member] | Everbright Global [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 1
IPO [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Gross proceeds (in Dollars) | $		$ 78,125,000
Over-Allotment Option [Member]
Equity [Line Items]
Additional shares issued					160,000
Offering price (in Dollars per share) | $ / shares					$ 4
Gross proceeds (in Dollars) | $					$ 640,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Equity [Line Items]
Additional shares issued											225,000

[1]	On January 16, 2026, the board of directors of the Company approved amendments to the Company’s Second Amended and Restated Memorandum and Articles of Association. The amendments provide for: (i) a reverse share split of the Company’s ordinary shares at a ratio of 1-for-16; and (ii) a restatement of the Company’s authorized share capital to 1,250,000,000 shares of USD 0.00004 par value each to 78,125,000 shares of USD 0.00064 par value each. Following the Reverse Share Split, the number of issued and outstanding ordinary shares were reduced from 26,660,000 to 1,666,250. The current capital structure is retroactively reflected in prior periods as if it had existed at that time.
[2]	On January 16, 2026, the board of directors of the Company approved amendments to the Company’s Second Amended and Restated Memorandum and Articles of Association. The amendments provide for: (i) a reverse share split of the Company’s ordinary shares at a ratio of 1-for-16; and (ii) a restatement of the Company’s authorized share capital to 1,250,000,000 shares of USD 0.00004 par value each to 78,125,000 shares of USD 0.00064 par value each. Following the Reverse Share Split, the number of issued and outstanding ordinary shares were reduced from 26,660,000 to 1,666,250. The current capital structure is retroactively reflected in prior periods as if it had existed at that time.